SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	184,400
Stock options granted, exercise price, minimum	$ 9.1
Stock options granted, exercise price. maximum	$ 11.48
Vesting period	4 years
Expected volatility, minimum	60.00%	58.00%
Expected volatility, maximum	76.00%	83.00%
Expected risk free interest rates range, minimum	1.38%	0.54%
Expected risk free interest rate range, maximum	1.80%	1.59%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 5.11	$ 2.96
Share based compensation	$ 1,623	$ 1,388
Unrecognized compensation cost	$ 5,569
Period over which compensation expense will be recognized	2 years 3 months 22 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 7 months 6 days	4 years